SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - ACCOUNTING FOR LONG-TERM CARE PREMIUM RATE INCREASES (DETAILS)	12 Months Ended
Dec. 31, 2011
Insurance [Abstract]
Long-Term Care Policy, Retention of Current Policy, Rate Increase in First Year	50.00%
Long-Term Care Policy, Receipt of Replacement Policy With Reduced Benefits, Rate Increase in First Year	25.00%
Long-Term Care Policy, Receipt of Replacement Policy With Reduced Benefits, Rate Increase Maximum in Subsequent Years	15.00%
Long-Term Care Policy, Receipt of Paid-Up Policy, Future Claims Allowable, Percentage of Premiums Paid	100.00%